Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2019	2018
Accrued payroll and related taxes	$172,648	$111,076
Provision for vacation	36,819	12,807
Accrued expenses	590,158	87,552
	$799,625	$211,435